TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.6%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.7%
-----------------------------------------------------------------------
The Interpublic Group of Companies, Inc.      150,000      $  4,632,000
-----------------------------------------------------------------------
                                                           $  4,632,000
-----------------------------------------------------------------------
Aerospace and Defense -- 5.1%
-----------------------------------------------------------------------
General Dynamics Corp.                        165,000      $ 16,019,850
Northrop Grumman Corp.                         55,000         6,636,300
United Technologies Corp.                     150,000        10,525,500
-----------------------------------------------------------------------
                                                           $ 33,181,650
-----------------------------------------------------------------------
Auto Parts and Equipment -- 1.0%
-----------------------------------------------------------------------
Johnson Controls, Inc.                         75,000      $  6,468,750
-----------------------------------------------------------------------
                                                           $  6,468,750
-----------------------------------------------------------------------
Banks - Regional -- 11.3%
-----------------------------------------------------------------------
Bank of America Corp.                         210,000      $ 15,220,800
Charter One Financial, Inc.                   150,000         5,307,000
FleetBoston Financial Corp.                   175,000         6,177,500
M&T Bank Corp.                                 50,000         4,269,000
TCF Financial Corp.                            75,000         3,903,750
U.S. Bancorp                                  225,000         5,332,500
Wachovia Corp.                                150,000         5,706,000
Washington Mutual, Inc.                       450,000        16,978,500
Wells Fargo & Co.                             200,000        10,230,000
-----------------------------------------------------------------------
                                                           $ 73,125,050
-----------------------------------------------------------------------
Building Products -- 0.6%
-----------------------------------------------------------------------
American Standard Companies, Inc.(1)           50,000      $  3,735,000
-----------------------------------------------------------------------
                                                           $  3,735,000
-----------------------------------------------------------------------
Chemicals -- 2.1%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              200,000      $  9,610,000
Rohm and Haas Co.                             100,000         3,711,000
-----------------------------------------------------------------------
                                                           $ 13,321,000
-----------------------------------------------------------------------
Communications Services -- 3.0%
-----------------------------------------------------------------------
ALLTEL Corp.                                   75,000      $  3,712,500
BCE, Inc.                                     450,000         7,870,500
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
Sprint Corp. (FON Group)                      500,000      $  7,925,000
-----------------------------------------------------------------------
                                                           $ 19,508,000
-----------------------------------------------------------------------
Computer Services -- 1.2%
-----------------------------------------------------------------------
Computer Sciences Corp.(1)                     75,000      $  3,363,750
Electronic Data Systems Corp.                  65,000         3,526,900
Fair, Isaac and Co., Inc.                      15,800           880,692
-----------------------------------------------------------------------
                                                           $  7,771,342
-----------------------------------------------------------------------
Computers and Business Equipment -- 0.6%
-----------------------------------------------------------------------
Diebold, Inc.                                 100,000      $  3,782,000
-----------------------------------------------------------------------
                                                           $  3,782,000
-----------------------------------------------------------------------
Diversified Energy Provider -- 3.1%
-----------------------------------------------------------------------
El Paso Corp.                                 100,000      $  4,000,000
Exelon Corp.                                  150,000         8,145,000
TXU Corp.                                     150,000         8,163,000
-----------------------------------------------------------------------
                                                           $ 20,308,000
-----------------------------------------------------------------------
Diversified Health Care Products -- 2.0%
-----------------------------------------------------------------------
Abbott Laboratories                           135,000      $  7,283,250
Becton Dickinson and Co.                      150,000         5,575,500
-----------------------------------------------------------------------
                                                           $ 12,858,750
-----------------------------------------------------------------------
Electric Utilities -- 3.3%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      175,000      $ 11,623,500
Duke Energy Corp.                             250,000         9,582,500
-----------------------------------------------------------------------
                                                           $ 21,206,000
-----------------------------------------------------------------------
Electronic Components - Instruments -- 0.7%
-----------------------------------------------------------------------
Agilent Technologies, Inc.(1)                 150,000      $  4,507,500
-----------------------------------------------------------------------
                                                           $  4,507,500
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.9%
-----------------------------------------------------------------------
Celestica, Inc.(1)                            200,000      $  5,540,000
-----------------------------------------------------------------------
                                                           $  5,540,000
-----------------------------------------------------------------------
Financial Services -- 9.3%
-----------------------------------------------------------------------
Citigroup, Inc.                               350,000      $ 15,155,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Financial Services (continued)
-----------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                     100,000      $  3,851,000
Federated Investors, Inc.                     100,000         3,206,000
Freddie Mac                                   175,000        11,436,250
H&R Block, Inc.                                85,000         3,410,200
Legg Mason, Inc.                               75,000         3,768,000
Mellon Financial Corp.                        250,000         9,440,000
PNC Financial Services Group                  175,000         9,651,250
-----------------------------------------------------------------------
                                                           $ 59,917,700
-----------------------------------------------------------------------
Foods -- 3.2%
-----------------------------------------------------------------------
Kraft Foods, Inc.                             200,000      $  8,208,000
Sara Lee Corp.                                600,000        12,708,000
-----------------------------------------------------------------------
                                                           $ 20,916,000
-----------------------------------------------------------------------
Furniture Retailer -- 0.4%
-----------------------------------------------------------------------
Haverty Furniture Co., Inc.                   150,000      $  2,835,000
-----------------------------------------------------------------------
                                                           $  2,835,000
-----------------------------------------------------------------------
Health Care Services -- 1.1%
-----------------------------------------------------------------------
Unitedhealth Group Inc.                        80,000      $  7,024,800
-----------------------------------------------------------------------
                                                           $  7,024,800
-----------------------------------------------------------------------
Household Products -- 2.3%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          225,000      $ 14,652,000
-----------------------------------------------------------------------
                                                           $ 14,652,000
-----------------------------------------------------------------------
Instrumentation -- 0.5%
-----------------------------------------------------------------------
Thermo Electron Corp.(1)                      175,000      $  3,307,500
-----------------------------------------------------------------------
                                                           $  3,307,500
-----------------------------------------------------------------------
Insurance -- 7.4%
-----------------------------------------------------------------------
American International Group, Inc.             85,000      $  5,875,200
Hartford Financial Services Group, Inc.       165,000        11,434,500
MetLife, Inc.                                 300,000        10,242,000
Progressive Corp.                             150,000         8,625,000
XL Capital Ltd. - Class A                     125,000        11,793,750
-----------------------------------------------------------------------
                                                           $ 47,970,450
-----------------------------------------------------------------------
Integrated Oil and Gas -- 6.3%
-----------------------------------------------------------------------
BP Amoco PLC - ADR                            275,000      $ 13,970,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Integrated Oil and Gas (continued)
-----------------------------------------------------------------------
ChevronTexaco Corp.                           155,000      $ 13,440,050
Conoco, Inc.                                  475,000        13,323,750
-----------------------------------------------------------------------
                                                           $ 40,733,800
-----------------------------------------------------------------------
Investment Services -- 1.1%
-----------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                125,000      $  7,375,000
-----------------------------------------------------------------------
                                                           $  7,375,000
-----------------------------------------------------------------------
Machinery -- 0.9%
-----------------------------------------------------------------------
Caterpillar, Inc.                             105,000      $  5,735,100
-----------------------------------------------------------------------
                                                           $  5,735,100
-----------------------------------------------------------------------
Manufactured Housing -- 0.7%
-----------------------------------------------------------------------
Clayton Homes, Inc.                           250,000      $  4,275,000
-----------------------------------------------------------------------
                                                           $  4,275,000
-----------------------------------------------------------------------
Medical - Drugs -- 1.9%
-----------------------------------------------------------------------
Pharmacia Corp.                               120,000      $  4,947,600
Wyeth Corp.                                   125,000         7,125,000
-----------------------------------------------------------------------
                                                           $ 12,072,600
-----------------------------------------------------------------------
Medical - Hospitals -- 1.7%
-----------------------------------------------------------------------
Tenet Healthcare Corp.(1)                     150,000      $ 11,005,500
-----------------------------------------------------------------------
                                                           $ 11,005,500
-----------------------------------------------------------------------
Medical Services -- 0.5%
-----------------------------------------------------------------------
Laboratory Corporation of America
Holdings(1)                                    35,000      $  3,472,000
-----------------------------------------------------------------------
                                                           $  3,472,000
-----------------------------------------------------------------------
Metals - Industrial -- 1.9%
-----------------------------------------------------------------------
Alcan Aluminum Ltd.                           175,000      $  6,410,250
Alcoa, Inc.                                   175,000         5,955,250
-----------------------------------------------------------------------
                                                           $ 12,365,500
-----------------------------------------------------------------------
Miscellaneous -- 2.0%
-----------------------------------------------------------------------
Fortune Brands, Inc.                          250,000      $ 13,065,000
-----------------------------------------------------------------------
                                                           $ 13,065,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.6%
-----------------------------------------------------------------------
GlobalSantaFe Corp.                           300,000      $ 10,527,000
-----------------------------------------------------------------------
                                                           $ 10,527,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.7%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      200,000      $ 10,764,000
-----------------------------------------------------------------------
                                                           $ 10,764,000
-----------------------------------------------------------------------
Paper and Forest Products -- 1.8%
-----------------------------------------------------------------------
Weyerhaeuser Co.                              200,000      $ 11,922,000
-----------------------------------------------------------------------
                                                           $ 11,922,000
-----------------------------------------------------------------------
Printing and Business Products -- 0.6%
-----------------------------------------------------------------------
Lexmark International, Inc.(1)                 60,000      $  3,586,800
-----------------------------------------------------------------------
                                                           $  3,586,800
-----------------------------------------------------------------------
Publishing -- 1.7%
-----------------------------------------------------------------------
Gannett Co., Inc.                             100,000      $  7,330,000
Knight-Ridder, Inc.                            50,000         3,350,000
-----------------------------------------------------------------------
                                                           $ 10,680,000
-----------------------------------------------------------------------
Restaurants -- 0.6%
-----------------------------------------------------------------------
McDonald's Corp.                              125,000      $  3,550,000
-----------------------------------------------------------------------
                                                           $  3,550,000
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.4%
-----------------------------------------------------------------------
CVS Corp.                                     225,000      $  7,533,000
Kroger Co. (The)(1)                           350,000         7,969,500
-----------------------------------------------------------------------
                                                           $ 15,502,500
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.9%
-----------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)           100,000      $  3,000,000
Target Corporation                            275,000        12,003,750
TJX Companies, Inc.                           375,000        16,342,500
-----------------------------------------------------------------------
                                                           $ 31,346,250
-----------------------------------------------------------------------
Specialty Chemicals -- 0.5%
-----------------------------------------------------------------------
Valspar Corp.                                  75,000      $  3,453,750
-----------------------------------------------------------------------
                                                           $  3,453,750
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Transport - Services -- 1.2%
-----------------------------------------------------------------------
FedEx Corp.(1)                                150,000      $  7,750,500
-----------------------------------------------------------------------
                                                           $  7,750,500
-----------------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------------
Canadian National Railway Co.                  75,000      $  3,588,750
Union Pacific Corp.                            60,000         3,408,000
-----------------------------------------------------------------------
                                                           $  6,996,750
-----------------------------------------------------------------------
Trucks and Parts -- 0.7%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                            75,000      $  4,269,000
-----------------------------------------------------------------------
                                                           $  4,269,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $556,390,364)                          $617,016,542
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp., 1.77%,
5/2/02                                       $  9,932      $  9,931,512
CXC, Inc., 1.82%, 5/3/02                        9,648         9,647,024
General Electric Capital Corp., 1.90%,
5/1/02                                          7,355         7,355,000
Nestle Capital Corp., 1.75%, 5/2/02            10,522        10,521,489
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $37,455,025)                        $ 37,455,025
-----------------------------------------------------------------------
Total Investments -- 101.4%
   (identified cost $593,845,389)                          $654,471,567
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.4)%                   $ (9,051,784)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $645,419,783
-----------------------------------------------------------------------

 ADR-American Depository Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $593,845,389)                          $654,471,567
Cash                                               521
Receivable for investments sold             24,947,391
Interest and dividends receivable              574,014
Prepaid expenses                                 2,266
------------------------------------------------------
TOTAL ASSETS                              $679,995,759
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 34,516,041
Payable to affiliate for Trustees' fees            110
Accrued expenses                                59,825
------------------------------------------------------
TOTAL LIABILITIES                         $ 34,575,976
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $645,419,783
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $584,793,605
Net unrealized appreciation (computed on
   the basis of identified cost)            60,626,178
------------------------------------------------------
TOTAL                                     $645,419,783
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $23,138)                               $ 3,980,475
Interest                                      268,600
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 4,249,075
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,813,039
Trustees' fees and expenses                    11,477
Custodian fee                                 163,726
Legal and accounting services                  14,633
Miscellaneous                                   3,933
-----------------------------------------------------
TOTAL EXPENSES                            $ 2,006,808
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,242,267
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,277,719)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,277,719)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $37,686,586
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $37,686,586
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $35,408,867
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $37,651,134
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001(1)
-------------------------------------------------------------------------------
From operations --
   Net investment income                  $      2,242,267  $           796,879
   Net realized loss                            (2,277,719)         (28,414,129)
   Net change in unrealized
      appreciation (depreciation)               37,686,586           (9,698,694)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     37,651,134  $       (37,315,944)
-------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by the Eaton Vance
      Tax-Managed Value Fund              $             --  $       371,516,049
   Contributions                               213,965,161          127,707,372
   Withdrawals                                 (48,643,640)         (19,560,359)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    165,321,521  $       479,663,062
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    202,972,655  $       442,347,118
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $    442,447,128  $           100,010
-------------------------------------------------------------------------------
AT END OF PERIOD                          $    645,419,783  $       442,447,128
-------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  APRIL 30, 2002      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2001(1)
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.71%(2)                0.70%(2)
   Net investment income                  0.80%(2)                0.69%(2)
Portfolio Turnover                          81%                     45%
-------------------------------------------------------------------------------
TOTAL RETURN(3)                           8.14%                     --
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $645,420                $442,447
-------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001 to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ending April 30, 2002, the advisory fee amounted to $1,813,039. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $583,403,673 and $438,060,724 respectively, for the six months ended April 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $593,845,389
    ------------------------------------------------------
    Gross unrealized appreciation             $ 64,365,223
    Gross unrealized depreciation               (3,739,045)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 60,626,178
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2002.

7 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of net assets of Eaton Vance Tax-Managed Value Fund of $371,516,049 in exchange for an interest in the Portfolio, including net unrealized appreciation of $32,638,286. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TAX-MANAGED VALUE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

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